Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.95%
Aerospace & Defense–1.49%
Textron, Inc.	2,789,528	$126,254,037
Agricultural Products–0.52%
Archer-Daniels-Midland Co.	888,400	44,428,884
Air Freight & Logistics–1.52%
FedEx Corp.	547,515	128,852,180
Application Software–0.87%
CDK Global, Inc.	1,482,452	73,974,355
Asset Management & Custody Banks–2.42%
Bank of New York Mellon Corp. (The)	3,454,469	137,591,500
State Street Corp.	965,095	67,556,650
		205,148,150
Automobile Manufacturers–2.64%
General Motors Co.	4,418,751	223,942,301
Building Products–2.69%
Johnson Controls International PLC	3,039,930	151,449,313
Trane Technologies PLC	533,472	76,473,211
		227,922,524
Cable & Satellite–1.69%
Comcast Corp., Class A	2,897,474	143,627,786
Casinos & Gaming–0.97%
Las Vegas Sands Corp.	1,710,842	82,274,392
Communications Equipment–1.81%
Cisco Systems, Inc.	3,448,289	153,724,724
Construction Machinery & Heavy Trucks–2.11%
Caterpillar, Inc.	981,216	179,405,533
Consumer Finance–0.39%
Capital One Financial Corp.	313,906	32,727,840
Diversified Banks–10.68%
Bank of America Corp.	10,255,297	304,069,556
Citigroup, Inc.	5,509,324	319,485,699
JPMorgan Chase & Co.	1,059,245	136,293,054
Wells Fargo & Co.	4,907,495	146,635,951
		906,484,260
Electric Utilities–1.55%
Exelon Corp.	3,172,456	131,847,271
Electrical Components & Equipment–3.90%
Eaton Corp. PLC	1,428,381	168,120,444
Emerson Electric Co.	2,054,529	163,026,876
		331,147,320
Fertilizers & Agricultural Chemicals–2.53%
CF Industries Holdings, Inc.	2,684,437	111,082,003
Corteva, Inc.	2,608,279	103,966,001
		215,048,004
Shares		Value
Health Care Distributors–2.32%
Henry Schein, Inc.(b)	1,214,587	$79,980,554
McKesson Corp.	670,981	117,066,055
		197,046,609
Health Care Facilities–3.10%
HCA Healthcare, Inc.	1,243,764	202,086,774
Universal Health Services, Inc., Class B	486,182	60,617,172
		262,703,946
Health Care Services–1.33%
CVS Health Corp.	1,569,585	112,460,765
Health Care Supplies–0.80%
DENTSPLY SIRONA, Inc.	1,264,505	67,638,372
Hotel & Resort REITs–0.83%
Host Hotels & Resorts, Inc.	5,170,426	70,059,272
Independent Power Producers & Energy Traders–0.90%
Vistra Corp.	3,822,884	76,342,993
Industrial Conglomerates–1.36%
General Electric Co.	10,803,314	115,379,393
Integrated Oil & Gas–2.96%
Chevron Corp.	1,838,689	156,656,303
Suncor Energy, Inc. (Canada)	5,630,137	94,192,192
		250,848,495
Integrated Telecommunication Services–1.20%
AT&T, Inc.	3,553,569	101,738,680
Internet & Direct Marketing Retail–1.63%
Booking Holdings, Inc.(b)	42,304	82,252,936
eBay, Inc.	986,814	55,764,859
		138,017,795
Investment Banking & Brokerage–3.93%
Goldman Sachs Group, Inc. (The)	529,126	143,483,098
Morgan Stanley	2,829,528	189,719,852
		333,202,950
IT Consulting & Other Services–1.90%
Cognizant Technology Solutions Corp., Class A	2,062,816	160,796,507
Life & Health Insurance–1.05%
MetLife, Inc.	1,851,518	89,150,592
Managed Health Care–2.27%
Anthem, Inc.	649,569	192,909,002
Multi-line Insurance–2.37%
American International Group, Inc.	5,378,804	201,382,422
Oil & Gas Exploration & Production–6.59%
Canadian Natural Resources Ltd. (Canada)	3,375,163	76,252,949
ConocoPhillips	1,374,248	55,011,148
Devon Energy Corp.	5,449,758	89,703,017
Hess Corp.	2,222,981	119,996,514

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	13,200,510	$95,571,692
Pioneer Natural Resources Co.	1,015,345	122,755,211
		559,290,531
Packaged Foods & Meats–1.50%
Kraft Heinz Co. (The)	1,951,336	65,389,269
Tyson Foods, Inc., Class A	960,096	61,743,774
		127,133,043
Paper Packaging–1.71%
International Paper Co.	2,875,176	144,650,105
Pharmaceuticals–5.21%
Bristol-Myers Squibb Co.	2,012,543	123,630,517
Johnson & Johnson	1,066,748	174,018,601
Sanofi, ADR (France)	3,059,134	144,421,716
		442,070,834
Property & Casualty Insurance–1.27%
Allstate Corp. (The)	1,002,064	107,401,220
Real Estate Services–0.49%
Jones Lang LaSalle, Inc.(b)	284,612	41,613,121
Regional Banks–2.62%
Citizens Financial Group, Inc.	3,300,041	120,253,494
Fifth Third Bancorp	3,533,339	102,219,497
		222,472,991
Semiconductors–5.55%
Intel Corp.	2,670,828	148,257,662
NXP Semiconductors N.V. (Netherlands)	897,218	143,976,573
QUALCOMM, Inc.	1,143,582	178,718,995
		470,953,230
Specialty Chemicals–0.98%
DuPont de Nemours, Inc.(c)	1,047,187	83,199,007
Shares		Value
Systems Software–1.73%
Microsoft Corp.	631,955	$146,588,282
Tobacco–4.57%
Altria Group, Inc.	3,187,268	130,932,969
Philip Morris International, Inc.	3,225,753	256,931,227
		387,864,196
Total Common Stocks & Other Equity Interests (Cost $5,656,883,972)		8,309,723,914
Money Market Funds–2.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	60,137,546	60,137,545
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(d)(e)	44,156,923	44,174,586
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	68,728,623	68,728,623
Total Money Market Funds (Cost $173,017,101)		173,040,754
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $5,829,901,073)		8,482,764,668
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.76%
Invesco Private Government Fund, 0.01%(d)(e)(f)	25,947,119	25,947,119
Invesco Private Prime Fund, 0.11%(d)(e)(f)	38,905,117	38,920,679
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,867,798)		64,867,798
TOTAL INVESTMENTS IN SECURITIES–100.75% (Cost $5,894,768,871)		8,547,632,466
OTHER ASSETS LESS LIABILITIES—(0.75)%		(63,638,739)
NET ASSETS–100.00%		$8,483,993,727
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$69,472,866	$544,749,029	$(554,084,350)	$-	$-	$60,137,545	$29,560
Invesco Liquid Assets Portfolio, Institutional Class	50,852,076	389,106,449	(395,774,536)	(22,831)	13,428	44,174,586	77,823
Invesco Treasury Portfolio, Institutional Class	79,397,562	622,570,319	(633,239,258)	-	-	68,728,623	26,839
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$224,553,081	$(198,605,962)	$-	$-	$25,947,119	$1,167*
Invesco Private Prime Fund	-	207,561,681	(168,641,002)	-	-	38,920,679	3,092*
Total	$199,722,504	$1,988,540,559	$(1,950,345,108)	$(22,831)	$13,428	$237,908,552	$138,481

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/05/2021	Canadian Imperial Bank of Commerce	USD	3,559,058	GBP	2,628,279	$42,124
02/05/2021	Deutsche Bank AG	CAD	8,947,529	USD	7,055,988	58,804
02/05/2021	Deutsche Bank AG	EUR	61,326,340	USD	75,521,990	1,094,708
02/05/2021	Deutsche Bank AG	USD	2,234,533	CAD	2,861,845	3,499
02/05/2021	Deutsche Bank AG	USD	3,201,907	EUR	2,639,067	935
02/05/2021	Deutsche Bank AG	USD	7,122,188	GBP	5,255,950	79,343
02/05/2021	Goldman Sachs International	CAD	6,029,513	USD	4,740,901	25,677
02/05/2021	Goldman Sachs International	USD	2,112,969	GBP	1,555,927	18,912
02/05/2021	Royal Bank Of Canada	CAD	112,936,476	USD	88,955,077	636,023
02/05/2021	Royal Bank Of Canada	USD	1,780,465	GBP	1,305,983	8,950
Subtotal—Appreciation						1,968,975
Currency Risk
02/05/2021	Canadian Imperial Bank of Commerce	GBP	10,746,139	USD	14,649,089	(74,919)
02/05/2021	Deutsche Bank AG	EUR	1,794,807	USD	2,173,109	(5,117)
02/05/2021	Deutsche Bank AG	USD	2,266,319	CAD	2,863,014	(27,373)
02/05/2021	Deutsche Bank AG	USD	1,750,887	EUR	1,438,426	(5,174)
02/05/2021	Goldman Sachs International	EUR	2,116,208	USD	2,557,148	(11,139)
02/05/2021	Goldman Sachs International	USD	5,083,480	CAD	6,474,427	(20,322)
02/05/2021	Morgan Stanley and Co. International PLC	USD	1,780,926	EUR	1,450,673	(20,351)
02/05/2021	Royal Bank Of Canada	USD	2,197,592	CAD	2,801,987	(6,370)
Subtotal—Depreciation						(170,765)
Total Forward Foreign Currency Contracts						$1,798,210

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$8,309,723,914	$—	$—	$8,309,723,914
Money Market Funds	173,040,754	64,867,798	—	237,908,552
Total Investments in Securities	8,482,764,668	64,867,798	—	8,547,632,466
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,968,975	—	1,968,975
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(170,765)	—	(170,765)
Total Other Investments	—	1,798,210	—	1,798,210
Total Investments	$8,482,764,668	$66,666,008	$—	$8,549,430,676

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Comstock Fund